Stock Option Plans (Exercise Prices) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	1,180,754
Options Outstanding, Weighted Average Exercise Price	$ 19.14
Weighted Avg. Remaining Contractual Life	5 years 1 month 6 days
Options Exercisable	844,950
Options Exercisable, Weighted Average Exercise Price	$ 20.64
Exercise Price Range $8.46 to $13.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 8.46
Stock options outstanding, exercise price range, upper range limit	$ 13.20
Options Outstanding	476,477
Options Outstanding, Weighted Average Exercise Price	$ 11.88
Weighted Avg. Remaining Contractual Life	6 years 4 months 24 days
Options Exercisable	328,116
Options Exercisable, Weighted Average Exercise Price	$ 11.97
Exercise Price Range $13.21 to $25.21 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 13.21
Stock options outstanding, exercise price range, upper range limit	$ 25.21
Options Outstanding	323,822
Options Outstanding, Weighted Average Exercise Price	$ 17.48
Weighted Avg. Remaining Contractual Life	7 years 2 months 12 days
Options Exercisable	136,379
Options Exercisable, Weighted Average Exercise Price	$ 16.42
Exercise Price Range $25.22 to $33.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock options outstanding, exercise price range, lower range limit	$ 25.21
Stock options outstanding, exercise price range, upper range limit	$ 33.50
Options Outstanding	380,455
Options Outstanding, Weighted Average Exercise Price	$ 29.63
Weighted Avg. Remaining Contractual Life	1 year 9 months 18 days
Options Exercisable	380,455
Options Exercisable, Weighted Average Exercise Price	$ 29.63